Income Tax, Effective Tax Rate on Income (Loss) Before Income Tax and Statutory Tax Rate (FY) (Details)	5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 10, 2020	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2019
Income Tax [Abstract]
Income tax provision at the federal statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes	2.40%	(0.90%)		9.60%	1.40%
Equity compensation	(1.20%)	(0.80%)		4.40%	2.30%
Transaction costs	(0.70%)	(4.70%)		0.00%	0.00%
Foreign derived intangible income deduction	9.80%	2.10%		(11.00%)	(2.40%)
CARES Act	(6.50%)	0.00%		0.00%	0.00%
Change in valuation allowance	0.00%	(0.60%)		(1.20%)	0.00%
Other items	(2.20%)	(0.90%)		(3.20%)	1.80%
Total effective tax rate	22.60%	15.20%		19.60%	24.10%